Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Notes and Accounts Receivable, Net

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Notes and accounts receivable	$128,815.4	$121,605.0
Allowance for doubtful receivables	(480.1)	(471.8)

Notes and accounts receivable, net	$128,335.3	$121,133.2

Trade accounts and notes receivable [Member]
Aging Analysis of Notes and Accounts Receivable, Net

Aging analysis of notes and accounts receivable, net

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Neither past due nor impaired	$108,411.4	$105,295.2
Past due but not impaired
Past due within 30 days	15,017.8	13,984.1
Past due 31-60 days	1,844.8	929.7
Past due 61-120 days	3,061.3	582.8
Past due over 121 days	—	341.4

	$128,335.3	$121,133.2

Movements of Allowance for Doubtful Receivables

Movements of the allowance for doubtful receivables

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2015	$8.1	$478.6	$486.7
Provision	28.6	4.8	33.4
Reversal/Write-off	(29.1)	(4.7)	(33.8)
Effect of acquisition of subsidiary	1.8	—	1.8
Effect of exchange rate changes	0.8	(0.7)	0.1

Balance at December 31, 2015	$10.2	$478.0	$488.2

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance at January 1, 2016	$10.2	$478.0	$488.2
Provision	—	0.3	0.3
Reversal/Write-off	(8.4)	—	(8.4)

Balance at December 31, 2016	$1.8	$478.3	$480.1

Balance at January 1, 2017	$1.8	$478.3	$480.1
Reversal/Write-off	(1.8)	(6.3)	(8.1)
Effect of exchange rate changes	—	(0.2)	(0.2)

Balance at December 31, 2017	$—	$471.8	$471.8

Aging Analysis of Accounts Receivable Individually Determined as Impaired	Aging analysis of accounts receivable that is individually determined as impaired

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Past due over 121 days	$1.8	$—